Schedule of investment in neuronomics as an associate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Share of loss	$ (49,249)		$ (140,878)
Neuronomics [member]
IfrsStatementLineItems [Line Items]
Beginning balance			2,423,934
Investment in associate				$ 2,499,440	2,499,440
Share of loss			(140,878)		(75,506)
Ending balance	$ 2,283,056		$ 2,283,056		$ 2,423,934